Short-term bank borrowings (Tables)	9 Months Ended
Sep. 30, 2020
Short-term Bank Borrowings
Schedule of bank borrowings

	As of December 31,	As of September 30,
	2019	2020
	US$	US$

Short-term borrowings	9,012,645	14,822,161